Dec. 31, 2023
Volumetric Fund
INVESTMENT OBJECTIVES / GOALS
Volumetric Fund’s (the “Fund”) investment objective is capital growth
Its secondary objective is downside protection
FEES AND EXPENSES
The table below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its whole portfolio.
PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing primarily in a broadly diversified portfolio of large and mid-cap domestic stocks with annual revenues, at the time of purchase, over $3 billion. The Fund generally maintains a portfolio containing a blend of value and growth stocks. The Fund invests primarily in issuers listed on the New York Stock Exchange, and to a lesser extent, in common stocks of issuers listed on NASDAQ and other exchanges. The Fund may also invest up to 15% of its net assets, in exchange traded funds (“ETFs”) that track the S&P 500 Total Return Index.

The Fund utilizes Volumetric Advisers, Inc.’s (the “Adviser”) proprietary “Volumetric Trading System” to make investment decisions. This disciplined stock trading system is derived from “Volumetrics”, the Adviser’s proprietary method of technical analysis which measures the flow of money into and out of stocks by their volume activity. The Adviser determines an investment for the Fund’s portfolio by identifying those stocks for which a sudden and substantial new demand is developing. Generally, the Adviser will sell a position for the Fund when volume and range analysis indicate that there is a distinct negative reversal in its demand/supply ratio.

The Fund allocates its assets between stocks, cash, and cash equivalent positions (money market) using a proprietary asset allocation formula. Under positive market conditions, the Fund’s total cash and money market positions are typically between 3% and 15%. Under negative market conditions the Fund’s total cash and money market positions may increase up to 40%, and under extremely negative conditions to over 40%.

PRINCIPAL INVESTMENT RISKS

    The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below:

•Equity Securities Risk:  The Fund is subject to the risk that stock prices will fall. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•Growth Stock Risk: “Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

•Large Cap Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies.

•Management Risk: The Fund is subject to the risk that the strategy used by the Adviser may fail to produce the intended results.

•Market and Geopolitical Risk: The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. There is a risk that you may lose money by investing in the Fund.

•Mid-Cap Risk: The earnings and prospects of medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies.  Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

•Money Market Fund Risk: The risk that money market securities will decline in value, due to changes of interest rates. Although each underlying money market fund in which the Fund may invest seeks to maintain the value of the investments at $1.00 per share, there is no assurance that the underlying fund will be able to do so.

•Sector Concentration Risk: The Fund may focus a portion of its investments in securities of a particular sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector. To the extent the Fund focuses its investments in the information technology, it may be subject to the following risk:

o

oTechnology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

•Underlying Fund Risk: Other investment companies including ETFs (“Underlying Funds”) in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Each of the Underlying Funds is subject to its own specific risks.

•Value Investing Risk: Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the Advisor to be undervalued may actually be appropriately priced.

PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for one, five and ten years, as compared to those of the broad-based S&P 500 Index and the FTSE 3-Month Treasury Bill Index. As with all mutual funds, the Fund’s past performance, before and after taxes, does not predict how the Fund will perform in the future. For more recent performance information, visit www.volumetric.com .
Average Annual Total Returns (for the periods ended December 31, 2023)
The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. The FTSE 3-month Treasury Bill Index measures the performance of short-term U.S. government debt securities and accrues income on a monthly basis. The S&P 500 Index represents the equity portion of the Fund’s portfolio, and the FTSE 3-month Treasury Bill Index represents the cash/cash equivalent (money market) portion of the Fund’s portfolio.
After tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The Fund's past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.